Schedule of related party balances (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Alex Lai Kum Weng [Member]
Related Party Transaction [Line Items]
Other receivable – related party		$ 20,698	$ 19,497
Relationship		Director of CKHP
Nature		Employee advance
Kent Ridge Health Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship		Shareholders of this entity also are the shareholders of the Company
Nature		Operating expense paid on behalf of the Company
Other payables - related parties		$ 395,779	395,779
Meng Dong (James) Tan [Member]
Related Party Transaction [Line Items]
Relationship		Shareholder of the Company
Nature		Operating expense paid on behalf of the Company
Other payables - related parties		$ 2,181	2,181
Chong Yew Yen [Member]
Related Party Transaction [Line Items]
Relationship		Director of CKHP (resigned on July 31, 2024) and shareholder of the Company
Nature		Operating expense paid on behalf of the Company
Other payables - related parties		$ 230	230
8i Enterprises Ptd Ltd [Member]
Related Party Transaction [Line Items]
Relationship		Meng Dong (James) Tan who is the shareholders of this entity is also a the shareholder of the Company
Nature		Advisory services fee payable
Other payables - related parties	[1]	$ 180,000	135,000
8i Digital Services Ptd Ltd [Member]
Related Party Transaction [Line Items]
Relationship		Meng Dong (James) Tan who is a shareholders of this entity is also a shareholder of the Company
Nature		Advisory services fee payable
Other payables - related parties		$ 21,948	21,952
Vivian Tay [Member]
Related Party Transaction [Line Items]
Relationship		Interim Chief Financial Officer of the Company
Nature		Operating expense paid on behalf of the Company
Other payables - related parties		$ 25
Alfred Lim [Member]
Related Party Transaction [Line Items]
Relationship		Chief Executive Officer, an executive director and shareholder of the Company
Nature		Operating expense paid on behalf of the Company
Other payables - related parties		$ 14,819	264
Related Party [Member]
Related Party Transaction [Line Items]
Other payables - related parties		$ 614,982	$ 555,406

[1]	A balance of $